Valuation and Qualifying Accounts and Reserves (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Allowance for credit losses
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 1,726	$ 2,298	$ 1,813
Additions charged to Costs and Expenses		(460)	(214)	411
Deductions	[1]	(290)	(358)	74
Balance at End of Period		976	1,726	2,298
Inventory and other reserves
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		7,141	10,239	4,685
Additions charged to Costs and Expenses		6,796	7,657	16,425
Deductions	[1]	(7,469)	(10,755)	(10,871)
Balance at End of Period		6,468	7,141	10,239
Tax valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		10,083	7,190	6,760
Additions charged to Costs and Expenses		27,871	1,266	792
Additions charged to Other Accounts		(143)	4,437	141
Deductions	[1]	(1,993)	(2,810)	(503)
Balance at End of Period		$ 35,818	$ 10,083	$ 7,190

[1]	Primarily represents the utilization of established reserves, net of recoveries, where applicable.